Financial liabilities at amortized cost – deposits (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nu Account [Member]
IfrsStatementLineItems [Line Items]
Return interest rate	100.00%
Return interest rate	11.0% to 11.5%
Yield interest rate		12.0% to 14.0%
C D I [Member]
IfrsStatementLineItems [Line Items]
Redemption term	27 months	27 months
Remuneration rate	104.00%	105.00%
Cuenta Nu [Member]
IfrsStatementLineItems [Line Items]
Return interest rate	8.3% to 8.8%
Deposited interest rate	7.3% to 15.0%